SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS (Details)	Dec. 31, 2024 USD ($) Well bbl
Planned PUD wells | Well	18
Future wells costs | $	$ 29,340,000	[1]
Costs already paid | $
Total gross PUD added | bbl	3,135,182
Total net PUD added | bbl	2,403,620
Year One [Member]
Planned PUD wells | Well	2
Future wells costs | $	$ 3,260,000	[1]
Costs already paid | $
Total gross PUD added | bbl	337,708
Total net PUD added | bbl	258,908
Year Two [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 6,520,000	[1]
Costs already paid | $
Total gross PUD added | bbl	664,458
Total net PUD added | bbl	509,414
Year Three [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 6,520,000	[1]
Costs already paid | $
Total gross PUD added | bbl	650,584
Total net PUD added | bbl	498,777
Year Four [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 6,520,000	[1]
Costs already paid | $
Total gross PUD added | bbl	678,037
Total net PUD added | bbl	519,824
Year Five [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 6,520,000	[1]
Costs already paid | $
Total gross PUD added | bbl	804,394
Total net PUD added | bbl	616,697

[1]	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.